Benefit Plans - Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Pension benefits [Member] | Jostens [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	5.39%	5.75%
Expected long-term rate of return on plan assets	9.00%	9.00%
Rate of compensation increase	3.45%	5.50%
Pension benefits [Member] | Lehigh [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	5.39%	5.75%
Expected long-term rate of return on plan assets	9.00%	9.00%
Postretirement benefits [Member] | Jostens [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.47%	5.75%